Share-Based Compensation - Stock options activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Number of shares available for grant	363,095	1,861,856
Stock options
Balance at the beginning	3,209,063
Balance at the end	5,031,310	3,209,063
Vested and exercisable as of December 31, 2021	463,816	1,375
Weighted Average Remaining Contractual Life (in years)
Outstanding	9 years 2 months 12 days
Vested and exercisable as of ending of year	8 years 3 months 18 days
Aggregate intrinsic value
Outstanding	$ 120,491,000	$ 16,094,000	$ 2,817,000
Vested and exercisable as of ending of year	$ 36,579,000
Weighted-average grant date fair value of stock options granted	$ 4,034	$ 3,701
Share-based compensation expense	$ 0
Future share-based compensation for unvested stock options	$ 19,628,000
Weighted-average Period	2 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 14,161,000	$ 1,030,000
2018 Equity Incentive Plan
Share-Based Compensation
Number of shares authorized	8,209,568	6,672,721
Number of shares available for grant	363,095	1,861,856
Stock options
Share-Based Compensation
Vesting period (in years)	4 years
Vesting expiration period	10 years
Aggregate intrinsic value
Weighted-average grant date fair value of stock options granted	$ 9.05	$ 2.54
Share-based compensation expense	$ 6,433,000	$ 3,558,000
Stock options | 2018 Equity Incentive Plan
Stock options
Balance at the beginning	3,209,063	1,081,579
Granted	3,457,020	3,251,443
Exercised	(1,247,236)	(307,778)
Cancelled/Forfeited/Expired	(387,537)	(816,181)
Balance at the end	5,031,310	3,209,063	1,081,579
Vested and exercisable as of December 31, 2021	1,284,624
Weighted Average Exercise Price
Weighted Average Exercise Price	$ 2.33
Balance at the beginning	1.57	$ 2.31
Balance at the end	6.85	1.57	$ 2.31
Granted	9.37	2.60
Exercised	1.68	1.56
Cancelled/Forfeited/Expired	2.00	$ 2.03
Vested and exercisable as of December 31, 2021	$ 2.33
Weighted Average Remaining Contractual Life (in years)
Outstanding		9 years 1 month 6 days	8 years 10 months 24 days
Restricted Stock Awards
Share-Based Compensation
Vesting period (in years)	4 years
Aggregate intrinsic value
Weighted-average grant date fair value of stock options granted	$ 1.78	$ 1.69
Share-based compensation expense	$ 890,000	$ 915,000
Weighted-average Period	4 months 28 days